Goodwill and Intangible Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, Beginning	$ 37,000	$ 0
Goodwill acquired	14,934	37,000
Currency translation adjustments	(2,248)	0
Impairment	49,686	0	$ 0
Balance, Ending	$ 0	$ 37,000	$ 0